IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Canada ETF (EWC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Canada Index	MSCI Canada Custom Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Canada Custom Index (the “Underlying Index”), which is designed to measure the equity performance in Canada and consists of large- and mid-capitalization companies whose stocks trade primarily on the Toronto Stock Exchange. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of issuers exceeding a 4.75% weight to a maximum of 22.5%. Additionally, outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.5% for any single issuer and 24.5% for group entities representing more than 5%. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Materials Sector Risk.”

Change in the Fund’s A Further Discussion of Principal Risks

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Materials Sector Risk.”

Change in the Fund’s A Further Discussion of Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to add the following:

Materials Sector Risk. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Change in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “MSCI Canada Index” on pages 37-38 is deleted in its entirety and the following section entitled “MSCI Canada Custom Index” is added:

MSCI Canada Custom Index

Number of Components: approximately 95

Index Description. The MSCI Canada Custom Index consists of stocks traded primarily on the Toronto Stock Exchange.

Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends.

The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-EWC-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Summary Prospectus dated December 30, 2016

for the iShares MSCI Canada ETF (EWC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Canada Index	MSCI Canada Custom Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Canada Custom Index (the “Underlying Index”), which is designed to measure the equity performance in Canada and consists of large- and mid-capitalization companies whose stocks trade primarily on the Toronto Stock Exchange. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of issuers exceeding a 4.75% weight to a maximum of 22.5%. Additionally, outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.5% for any single issuer and 24.5% for group entities representing more than 5%. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Summary Prospectus entitled “Summary of Principal Risks” is amended to delete “Materials Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates. IS-A-EWC-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Netherlands ETF (EWN) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Netherlands Investable Market Index	MSCI Netherlands IMI 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Netherlands IMI 25/50 Index (the “Underlying Index”), which is designed to measure the broad-based equity performance in the Netherlands and consists of large-, mid- and small-capitalization companies whose stocks trade primarily on the Amsterdam Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer staples, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Financials Sector Risk” and to add the following:

Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Change in the Fund’s A Further Discussion of Principal Risks

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Financials Sector Risk” and to add the following:

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Change in the Fund’s A Further Discussion of Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “Consumer Discretionary Sector Risk” and “Industrials Sector Risk” and to add the following:

Financials Sector Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

Change in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “MSCI Netherlands Investable Market Index (IMI)” on page 40 is deleted in its entirety and the following section entitled “MSCI Netherlands IMI 25/50 Index” is added:

MSCI Netherlands IMI 25/50 Index

Number of Components: approximately 58

Index Description. The MSCI Netherlands IMI 25/50 Index consists of stocks traded primarily on the Amsterdam Stock Exchange.

Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-EWN-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Summary Prospectus dated December 30, 2016

for the iShares MSCI Netherlands ETF (EWN) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Netherlands Investable Market Index	MSCI Netherlands IMI 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Netherlands IMI 25/50 Index (the “Underlying Index”), which is designed to measure the broad-based equity performance in the Netherlands and consists of large-, mid- and small-capitalization companies whose stocks trade primarily on the Amsterdam Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer staples, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Summary Prospectus entitled “Summary of Principal Risks” is amended to delete “Financials Sector Risk” and to add the following:

Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates. IS-A-EWN-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI South Africa ETF (EZA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI South Africa Index	MSCI South Africa 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI South Africa 25/50 Index (the “Underlying Index”), which is designed to measure the equity performance in South Africa and consists of large- and mid-capitalization companies whose stocks trade primarily on the Johannesburg Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer discretionary and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Consumer Staples Sector Risk,” “Materials Sector Risk” and “Telecommunications Sector Risk.”

Change in the Fund’s A Further Discussion of Principal Risks

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Consumer Staples Sector Risk,” “Materials Sector Risk” and “Telecommunications Sector Risk.”

Change in the Fund’s A Further Discussion of Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “Energy Sector Risk” and to add the following:

Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in consumer demand. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Materials Sector Risk. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Real Estate Investment Risk. The Fund may invest in companies that invest in real estate (“Real Estate Companies”), such as real estate investment trusts (“REITs”) real estate holding companies, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s losses.

Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry or property type.

Equity REITs Risk. The Fund make direct investments in real estate. These REITs are often referred to as “Equity REITs.” Equity REITs invest primarily in real properties and may earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, increased competition from other properties or poor management. Equity REITs also can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs and for the properties held by such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.

Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations.

Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing, and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Financial covenants related to a Real Estate Company’s leveraging may affect the ability of the Real Estate Company to operate effectively. In addition, investments may be subject to defaults by borrowers and tenants. Leveraging may also increase repayment risk.

Liquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities may be volatile. There may be less trading in Real Estate Company shares, which means that purchase and sale transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate its investments in properties in response to changes in economic or other conditions.

Operational Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint ventures in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes, tornadoes and terrorist acts; eminent domain seizures; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts, changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

Regulatory Risk. Real estate income and values may be adversely affected by applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations also may have a major impact on real estate.

Repayment Risk. The prices of Real Estate Company securities may drop because of the failure of borrowers to repay their loans, poor management, or the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the Real Estate Companies to make payments of interest and principal on their loans will be adversely affected.

Telecommunications Sector Risk. The telecommunications sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Telecommunications providers are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future.

Change in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “MSCI South Africa Index” on page 41 is deleted in its entirety and the following section entitled “MSCI South Africa 25/50 Index” is added:

MSCI South Africa 25/50 Index

Number of Components: approximately 54

Index Description. The MSCI South Africa 25/50 Index consists of stocks traded primarily on the Johannesburg Stock Exchange.

Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-EZA-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2017 (the “Supplement”)

to the Summary Prospectus dated December 30, 2016

for the iShares MSCI South Africa ETF (EZA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI South Africa Index	MSCI South Africa 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI South Africa 25/50 Index (the “Underlying Index”), which is designed to measure the equity performance in South Africa and consists of large- and mid-capitalization companies whose stocks trade primarily on the Johannesburg Stock Exchange. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 50% of the weight of the index in the aggregate. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of consumer discretionary and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Summary Prospectus entitled “Summary of Principal Risks” is amended to delete “Consumer Staples Sector Risk,” “Materials Sector Risk” and “Telecommunications Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates. IS-A-EZA-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE